Consolidated statement of changes in equity - GBP (£) £ in Millions		Total	Total share- holders’ equity	Called up share capital & share premium	Other equity instruments	Retained earnings	Financial assets at FVOCI reserve	Cash flow hedging reserve	Foreign exchange reserve	Group reorganisation reserve (‘GRR’) [1]	Insurance finance reserve [2]	Non-controlling interests
Opening equity for the period at Dec. 31, 2022		£ 23,233	£ 23,102	£ 1,217	£ 3,930	£ 24,368	£ (278)	£ (950)	£ 1,613	£ (7,692)	£ 894	£ 131
Profit for the period		2,203	2,193			2,193						10
Other comprehensive expense for the period, net of tax		(726)	(722)			(91)	125	(257)	(415)		(84)	(4)
– debt instruments at fair value through other comprehensive income		125	125				125
– equity instruments designated at fair value through other comprehensive income		0	0				0
– cash flow hedges		(257)	(257)					(257)
– remeasurement of defined benefit asset/liability		(1)	(1)			(1)
– changes in fair value of financial liabilities designated at fair value due to movement in own credit risk1	[3]	(90)	(90)			(90)
– foreign exchange reclassified to income statement on disposal of a foreign operation		0
– insurance finance income/ (expense) recongnised in other comprehensive income		(84)	(84)								(84)
Exchange differences and other		(419)	(415)						(415)			(4)
Total comprehensive income for the period		1,477	1,471			2,102	125	(257)	(415)		(84)	6
Capital securities issued during the period4		0
Dividends paid	[4]	(819)	(816)			(816)						(3)
Net impact of equity-settled share-based payments		(7)
Change in business combinations and other movements		6	6			6
Closing equity for the period at Jun. 30, 2023		23,890	23,756	1,217	3,930	25,653	(153)	(1,207)	1,198	(7,692)	810	134
Profit for the period		(478)	(490)			(490)						12
Other comprehensive expense for the period, net of tax		1,093	1,089			(43)	297	918	121		(204)	4
– debt instruments at fair value through other comprehensive income		314	312				312					2
– equity instruments designated at fair value through other comprehensive income		(1)	(1)				(1)
– cash flow hedges		920	920					920
– remeasurement of defined benefit asset/liability		(1)	(1)			(1)
– changes in fair value of financial liabilities designated at fair value due to movement in own credit risk1	[3]	(42)	(42)			(42)
– foreign exchange reclassified to income statement on disposal of a foreign operation		0
– insurance finance income/ (expense) recongnised in other comprehensive income		(214)	(214)								(214)
Exchange differences and other		117	115				(14)	(2)	121		10	2
Total comprehensive income for the period		615	599			(533)	297	918	121		(204)	16
Capital securities issued during the period4		584	584	584
Dividends paid	[1]	(149)	(145)			(145)						(4)
Net impact of equity-settled share-based payments		(11)
Change in business combinations and other movements		(424)	(424)			(240)	(1,012)	(41)	859		10
Closing equity for the period at Dec. 31, 2023		24,505	24,359	1,801	3,930	24,724	(868)	(330)	2,178	(7,692)	616	146
Profit for the period		731	715			715						16
Other comprehensive expense for the period, net of tax		(347)	(344)			(5)	62	(199)	(200)		(2)	(3)
– debt instruments at fair value through other comprehensive income		26	25				25
– equity instruments designated at fair value through other comprehensive income		13	13				13
– cash flow hedges		(201)	(201)					(201)
– remeasurement of defined benefit asset/liability		25	25			25
– changes in fair value of financial liabilities designated at fair value due to movement in own credit risk1	[3]	(30)	(30)			(30)
– foreign exchange reclassified to income statement on disposal of a foreign operation		85	85						85
– insurance finance income/ (expense) recongnised in other comprehensive income		13	13								13
Exchange differences and other		(278)	(274)				24	2	(285)		(15)	(4)
Total comprehensive income for the period		384	371			710	62	(199)	(200)		(2)	13
Capital securities issued during the period4	[5]	1,132	1,132	1,132
Dividends paid	[4]	(187)	(182)			(182)						(5)
Net impact of equity-settled share-based payments		5				5
Change in business combinations and other movements		(352)	(352)			(352)
Closing equity for the period at Jun. 30, 2024		£ 25,487	£ 25,333	£ 2,933	£ 3,930	£ 24,905	£ (806)	£ (529)	£ 1,978	£ (7,692)	£ 614	£ 154

[1]	The Group reorganisation reserve ('GRR') is an accounting reserve resulting from the ring-fencing implementation.
[2]	The insurance finance reserve reflects the impact of the adoption of the other comprehensive income option for our insurance business in France.
Underlying assets supporting these contracts are measured at fair value through other comprehensive income. Under this option, only the amount that matches income or expenses recognised in profit or loss on underlying items is included in finance income or expenses, resulting in the elimination of income statement accounting mismatches. The remaining amount of finance income or expenses for these insurance contracts is recognised in other comprehensive income (‘OCI’).

[3]	The cumulative amount of change in fair value attributable to changes in own credit risk of financial liabilities designated at fair value was a gain of
£88m (1H23: was a gain of £166m and 2H23: loss of £15m).

[4]	The dividends to the parent company includes dividend on ordinary share capital £99m (1H23: £750m and 2H23: nil), coupon payment on additional tier 1 instrument £83m (1H23: £66m and 2H23: £145m).
[5]	CET1 issuance of shares to HSBC Holdings plc equal to £1,132m in respect of funding the acquisition of PBRS in February 2024.